Annual Total Returns - Franklin Flex Cap Growth VIP Fund [BarChart] - FTVIP Class 2-66 - Franklin Flex Cap Growth VIP Fund - Class 2	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	16.19%
Annual Return 2011	(4.80%)
Annual Return 2012	9.26%
Annual Return 2013	37.48%
Annual Return 2014	6.11%
Annual Return 2015	4.37%
Annual Return 2016	(2.89%)
Annual Return 2017	26.94%
Annual Return 2018	3.14%
Annual Return 2019	31.16%